Investments (Details) - GBP (£)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Investment owned, at cost		£ 1,607,301
Interests in Associates [Member]
Schedule of Investments [Line Items]
Amortization of acquisition costs	£ 53,933	68,321	£ 73,526	£ 49,114
Corporate Joint Venture [Member]
Schedule of Investments [Line Items]
Amortization of acquisition costs	£ 481,405	£ 641,873	£ 641,873	£ 641,873